Loans and financing	12 Months Ended
Dec. 31, 2022
Loans and financing
Loans and financing

15    Loans and financing

	Interest rate	Maturity	December 31, 2022	December 31, 2021
Bank loan	100% CDI + 2.7% pa	January/2022	—	201,990
Bank loan	8.1% pa	March/2022	—	310
Debentures (a)	100% CDI + 1.7% pa	August/2023	—	919,703
Bank loan	3.8% pa	October/2023	23	62
Bank loan	3.8% pa	October/2023	—	90
Bank loan	3.8% pa	November/2023	44	49
Debentures (c)	100% CDI + 2.3% pa	August/2027	1,266,534	—
Convertible notes (d)	8.0% pa	November/2028	631,744	647,474
			1,936,829	1,831,327
Current			102,873	228,448
Non-current			1,833,956	1,602,879
(a)	This amount is related to issuance of debentures in August 2021 to pay the amount due on the COC and Dom Bosco acquisition maturing in a single installment on August 25, 2023. The debentures bear interest of 100% CDI + 1.7% per annum and are guaranteed by Arco Educação S.A. The amount was settled in August 2022 upon issuance of the 2nd emission of debentures mentioned in item (c) below.
(b)	On November 11, 2021, the subsidiary Geekie entered into a loan agreement in the amount of US$ 11,020 thousand, equivalent to R$ 60,000, with an interest rate of 2.452% per annum. Since the operation was contracted in U.S. dollars, the Company holds swap derivatives to protect its exposure to foreign currency risk, which changes the effective interest rate for this loan to 100% CDI + 1.7% per annum (See Note 16 for further information). The loan payments will be paid quarterly in 12 installments, until October 28, 2024. The decrease in the current balance is mainly related to: (i) payment of R$ 19,593 related to the four installments in February, May, August and November 2022; and (ii) exchange variation of R$ 4,206 recognized as financial income in statement of income or loss.
(c)	The 2nd emission of debentures bear interest of 100% CDI + 2.3% pa, which will accrue and will also be payable every six months, with the first payment on February 3, 2023 and the last payment on August 3, 2027. The amount will be settled in 3 installments on August of each year from 2025 until 2027. The debentures are guaranteed by Arco Educação S.A.
(d)	On November 30, 2021, the Company issued convertible senior notes in the amount of US$ 150,000 with a value per share of $1.00, equivalent to R$ 825,285. These notes mature in 7 years, on November 15, 2028, and bear interest at 8% per year fixed in Brazilian reais. While the interests are payable quarterly, the principal amount will be paid in a single installment at the mature date, both in cash in United States dollars equivalents to the amount in Brazilian reais at the payment date.

Each note can be converted at any time during the term of the contract, at the option of the holders, into Arco’s Class A common shares at the agreed conversion rate, which is equivalent to an initial price of US$ 29 per share. Dragoneer and General Atlantic will beneficially own approximately 5.6% and 2.8%, respectively, of the total shares of Arco (on an as-converted basis for the convertible senior notes). See Note 16 for further information.

The holders also have the right to require the Company to repurchase for cash, on any date on or after November 15, 2026, all or portion of the holders’ notes, at a repurchase price that is equal to 100% of the principal amount of the notes to be repurchased, plus accrued and unpaid interests.

The Company determined that the convertible senior notes have an embedded put option to repurchase the convertible notes for cash. It is an embedded derivative that is not closely related to the contract host debt instrument, because the risks inherent in the derivative (equity risk) and the host are not similar. Therefore, the conversion option will be treated separately and classified as a derivative liability, see Note 16 for further information.

The host foreign currency debt will be measured subsequently at amortized cost, using the effective interest rate of 3.61% per annum, and thus is subject to foreign exchange changes.

The initial transaction costs that are directly attributable to the issuance of the convertible notes were measured at fair value together with the financial liability on initial measurement. The transaction cost totaled R$ 13,032, including legal counsels and advisors.

Covenants

The debenture agreement provides for financial covenants, such as: financial covenants, including the achievement of a financial ratio obtained by dividing net debt (excluding the balance of convertible notes) by adjusted EBITDA less than 4x as of December 31, 2022; default on the financial obligations of the contract, bankruptcy or liquidation of the Company, limitation to carry out operations of acquisition, merger, sale or disposal of its assets, disclosure of financial statements.

These restrictive clauses are applicable as from the date the contract is entered into and becomes effective, to the extent that the events foreseen contractually occur.

As of December 31, 2022, the Company met all contractual commitments of its loans and financing operations. All financing arranged by Company is not subject to any financial covenants for the year ended December 31, 2021 and 2020.

Set out below the movements during the year:

	2022	2021	2020
Balance at beginning of the year	1,831,327	311,119	98,561
Additions, net of costs	1,188,980	1,578,298	498,434
Business combination	—	210	8,836
Interest expense	247,834	57,245	19,862
Interest paid	(164,536)	(20,275)	(13,423)
Payment of loans and financing	(1,120,024)	(109,815)	(301,151)
Exchange rate variation	(46,752)	14,545	—
Balance at end of year	1,936,829	1,831,327	311,119